December 21, 2011
VIA ELECTRONIC TRANSMISSION
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	RidgeWorth Funds (the “Registrant”) RidgeWorth Maryland Municipal Bond Fund (the “Fund”) File Nos. 033-45671 and 811-06557
Ladies and Gentlemen:
Pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934 and on behalf of the Registrant, attached for filing are preliminary proxy materials, including a Schedule 14A Information Sheet, Notice of Special Meeting, Proxy Statement, and Form of Preliminary Proxy Card. No filing fee is required for the attached materials. Proxy materials will be mailed to shareholders of the Fund, a series of the Registrant, on or about January 25, 2012 in connection with a special meeting currently scheduled to be held on February 24, 2012.
The Registrant is soliciting proxies for the following purposes:
1.	to approve a change to the Fund’s current fundamental investment policy of investing at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities, including securities subject to the U.S. federal alternative minimum tax, with income exempt from regular U.S. federal income tax and Maryland state income tax to investing at least 80% of its net assets (plus any borrowings for investment purposes) in short-term municipal securities; and

2.	to transact such other business as may properly be brought before the special meeting.
Please contact the undersigned at (617) 662-3968 for questions or comments regarding this filing.
Very truly yours,
/s/ Julie Tedesco
Julie Tedesco
Enclosures
cc: J. Short